Stock-Based Compensation - Schedule of Value Profits Interests Granted (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Expected term (in years)	6 years	6 years	6 years	6 years
Risk-free rate	0.36%	2.43%	1.74%	2.51%
Expected volatility	140.45%	72.02%	72.75%	60.28%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%